SIGNIFICANT ACCOUNTING POLICIES (Details 2) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of Significant Accounting Policies [Line Items]
Assets		$ 203,908,211		$ 196,261,044
Liabilities		179,478,661		173,784,064
Profits of equity method investees		266,170		176,692		$ 211,574
Trust fees		1,082,714		966,271		797,513
Other expenses		(249,023)		(259,792)		(252,626)
Net Income		2,754,173		2,954,947		2,608,898
Net cash provided by (used in) operating activities		2,939,588		3,601,418		1,856,726
Net cash (used in) provided by investing activities		(1,908,080)		(1,027,627)		141,985
Net cash (used in) provided by financing activities	[1]	(3,620,909)		(343,839)		(231,474)
Cash and cash equivalents at beginning of year		20,460,245		18,805,577		13,466,783
Cash and cash equivalents at end of year		18,165,644		20,460,245		18,805,577
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		10,452,691		9,695,705		7,231,703
Miscellaneous other operating income		1,632,346		1,487,123		1,372,702
Operating expense		(7,227,445)		(6,979,050)		(5,898,287)
Income tax		1,238,598		1,176,832		649,250
Investments at fair value through OCI		(38,884)		(232,617)		(137,323)
Translation adjustment		412,878	[2]	(672,684)	[3]	3,091,491
Total other comprehensive income		470,110		(136,965)		1,477,473
FCP Fondo Colombia Inmobiliario S.A. [Member]
Disclosure of Significant Accounting Policies [Line Items]
Assets		2,698,224		2,009,382		1,550,219
Liabilities		1,048,867		655,315		661,973
Net assets		1,649,357		1,354,067		888,247
Valuation of investment properties		81,816		52,543		94,810
Valuation of trust rights		53,143		12,903		9,302
Rents		135,135		120,811		104,379
Profits of equity method investees		144,146		0		0
Other income		4,493		2,616		19,318
Total Income		418,733		188,873		227,809
Interest on loans		68,900		67,558		52,451
Trust fees		322		9,004		8,819
Other expenses		86,270		49,078		36,936
Total Expenses		155,492		125,640		98,206
Net Income		263,241		63,233		129,603
Net cash provided by (used in) operating activities		(394)		(372)		(82)
Net cash (used in) provided by investing activities		0		0		0
Net cash (used in) provided by financing activities		409		375		82
Cash and cash equivalents at beginning of year		3		0		0
Cash and cash equivalents at end of year		18		3		0
Agromercantil Holding [Member]
Disclosure of Significant Accounting Policies [Line Items]
Assets		12,191,869		11,795,358		12,137,258
Liabilities		10,847,895		10,477,427		10,792,953
Net assets		1,343,974		1,317,931		1,344,305
Trust fees		101,565		58,745		0
Net Income		79,298		62,811		0
Net cash provided by (used in) operating activities		192,850		(136,878)		0
Net cash (used in) provided by investing activities		(1,427)
Net cash (used in) provided by financing activities		(87,103)		(77,684)		0
Cash and cash equivalents at beginning of year		1,098,861		1,359,176		0
Cash and cash equivalents at end of year		1,203,181		1,098,861		1,359,176
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		389,463		393,972		0
Miscellaneous other operating income		54,246		55,942		0
Dividends received and equity method		608		779		0
Total operating income, net		545,882		509,438		0
Operating expense		(445,038)		(435,430)		0
Income tax		(21,546)		(11,197)		0
Investments at fair value through OCI		2,241		3,682		0
Translation adjustment		15,758		(64,195)		(537,196)
Others		(3,042)		6,959		0
Total other comprehensive income		$ 14,957		$ (53,554)		$ (537,196)

[1]	For further information about the conciliation of the balances of liabilities from financing activities, see Note 28. Liabilities from financing activities.
[2]	Corresponds to the other comprehensive income recognized as Cumulative Translation Adjustment of Foreign Currency (CTA) for the year ended December 31, 2017.
[3]	Corresponds to the other comprehensive income recognized as Cumulative Translation Adjustment of Foreign Currency (CTA) for the year ended December 31, 2016.